Federal Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Federal Income Taxes	Federal Income Taxes
The IRS has determined and informed the Company by a letter dated December 29, 2014 that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan management has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.